Discontinued Operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	1 Months Ended		3 Months Ended		1 Months Ended
	Sep. 30, 2012 Property	Dec. 27, 2012 Huntington	Aug. 21, 2012 Denham Springs	Sep. 30, 2012 Thornton	Dec. 31, 2012 New Bedford	Jun. 15, 2012 HealthSouth Rehabilitation Hospital of Fayetteville
Significant Acquisitions and Disposals [Line Items]
Sale of real estate		$ 12.5	$ 5.2	$ 42.0		$ 16.0
Gain (Loss) on sale of real estate		1.9	0.3	8.4	7.2	1.4
Wrote-off rent receivables		$ 0.7		$ 1.6	$ 4.1
Number of properties sold	2